Schedule of Reconciliation Property Plant and Equipment (Details) - AUD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022
Property, plant and equipment [abstract]
Opening balance	$ 3,025,170	$ 3,118,808	$ 2,370,972
Additions	116,502	283,655	937,981
Foreign exchange movement	(70,620)	98,474	156,683
Depreciation expense	(255,811)	(456,904)	(346,828)
Disposals		(18,863)
Carrying amount at end of period	2,815,241	3,025,170	3,118,808
Plant and equipment - at cost	4,212,843	4,206,168	3,854,410
Less: Accumulated depreciation	(1,397,602)	(1,180,998)	(735,602)
Total	$ 2,815,241	$ 3,025,170	$ 3,118,808